UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06105

                OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: NOVEMBER

                      Date of reporting period: 08/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2006/UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--21.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%
Continental AG                                         96,807    $   10,362,212
--------------------------------------------------------------------------------
AUTOMOBILES--4.5%
Bayerische Motoren Werke AG                           347,292        17,961,922
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                   113,300         6,396,939
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    199,520        10,826,206
                                                                 ---------------
                                                                     35,185,067
--------------------------------------------------------------------------------
DISTRIBUTORS--1.6%
Fujitsu Devices, Inc.                                 271,000         3,578,091
--------------------------------------------------------------------------------
Medion AG                                             757,863         9,078,238
                                                                 ---------------
                                                                     12,656,329
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Compass Group plc                                   1,496,530         7,273,216
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.1%
Barratt Developments plc                              108,540         2,053,208
--------------------------------------------------------------------------------
Haseko Corp. 1                                      5,067,500        18,022,308
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                    102,000         2,168,067
--------------------------------------------------------------------------------
Waterford Wedgwood plc 1                           32,876,869         1,853,286
                                                                 ---------------
                                                                     24,096,869
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Agfa Gevaert NV                                       214,800         5,038,739
--------------------------------------------------------------------------------
Sega Sammy Holdings, Inc.                              62,266         2,126,893
                                                                 ---------------
                                                                      7,165,632
--------------------------------------------------------------------------------
MEDIA--3.4%
British Sky Broadcasting Group plc                  1,073,817        11,459,909
--------------------------------------------------------------------------------
Vivendi SA                                            453,040        15,584,042
                                                                 ---------------
                                                                     27,043,951
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Aoyama Trading Co.                                    241,738         7,837,980
--------------------------------------------------------------------------------
DSG International plc                               1,817,740         7,095,139
--------------------------------------------------------------------------------
Kingfisher plc                                      2,559,630        11,501,765
                                                                 ---------------
                                                                     26,434,884
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.9%
Aksa Akrilik Kimya Sanayii AS 1,2                   1,643,749        14,589,156
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.5%
--------------------------------------------------------------------------------
BEVERAGES--0.8%
Heineken NV                                           133,100         6,174,558
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Tesco plc                                           2,076,688        14,916,804
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.2%
CoolBrands International, Inc. 1                    2,408,300         1,743,092
--------------------------------------------------------------------------------
Nestle SA                                              54,413        18,710,893
--------------------------------------------------------------------------------
RHM plc                                               223,800         1,185,688
--------------------------------------------------------------------------------
Unilever NV                                           466,505        11,128,465
                                                                 ---------------
                                                                     32,768,138


              1 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2006/UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.7%
Coreana Cosmetics Co. Ltd. 2                        3,460,801    $    6,603,571
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                 171,239         7,107,788
                                                                 ---------------
                                                                     13,711,359
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Amorepacific Corp. 1                                    6,361         2,765,940
--------------------------------------------------------------------------------
Pacific Corp.                                          33,935         4,394,994
                                                                 ---------------
                                                                      7,160,934
--------------------------------------------------------------------------------
ENERGY--6.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.3%
Petrojarl ASA 1                                       221,100         2,378,171
--------------------------------------------------------------------------------
Petroleum Geo-Services ASA 1                          231,600        12,052,578
--------------------------------------------------------------------------------
Seabird Exploration Ltd. 1                            691,394         3,783,966
                                                                 ---------------
                                                                     18,214,715
--------------------------------------------------------------------------------
OIL & GAS--4.2%
Eni SpA                                               580,100        17,762,334
--------------------------------------------------------------------------------
Total SA                                              218,960        14,733,385
                                                                 ---------------
                                                                     32,495,719
--------------------------------------------------------------------------------
FINANCIALS--21.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.7%
Nomura Securities Co. Ltd.                            418,700         8,051,755
--------------------------------------------------------------------------------
Van der Moolen Holding NV                             775,108         5,352,421
                                                                 ---------------
                                                                     13,404,176
--------------------------------------------------------------------------------
COMMERCIAL BANKS--9.6%
Anglo Irish Bank Corp.                                550,300         9,094,702
--------------------------------------------------------------------------------
Bank of Ireland                                       700,202        13,358,704
--------------------------------------------------------------------------------
Credit Agricole SA                                    382,300        15,531,014
--------------------------------------------------------------------------------
Danske Bank AS                                        106,400         4,093,432
--------------------------------------------------------------------------------
National Bank of Greece SA                            398,500        16,541,413
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                503,145        17,071,675
                                                                 ---------------
                                                                     75,690,940
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Ichiyoshi Securities Co. Ltd.                         167,000         2,475,836
--------------------------------------------------------------------------------
Investor AB, B Shares                                 412,747         8,230,107
                                                                 ---------------
                                                                     10,705,943
--------------------------------------------------------------------------------
INSURANCE--7.0%
Aegon NV                                              753,150        13,450,658
--------------------------------------------------------------------------------
Aksigorta AS                                          407,700         1,489,175
--------------------------------------------------------------------------------
Compagnia Assicuratrice Unipol SpA, Preference      2,671,930         8,070,047
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                     480,022        15,405,228
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                 213,521        16,289,249
                                                                 ---------------
                                                                     54,704,357
--------------------------------------------------------------------------------
REAL ESTATE--2.0%
Emperor Entertainment Hotel Ltd.                   23,163,000         5,390,727
--------------------------------------------------------------------------------
First Juken Co. Ltd. 2                                972,700        10,357,128
                                                                 ---------------
                                                                     15,747,855


              2 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2006/UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE--6.8%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Grifols SA 1                                          279,700    $    2,411,608
--------------------------------------------------------------------------------
Mediceo Paltac Holdings Co. Ltd.                      458,340         8,530,797
                                                                 ---------------
                                                                     10,942,405
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.4%
iSOFT Group plc                                     2,775,940         2,735,242
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.0%
China Pharmaceutical Group Ltd. 1                  14,158,000         1,820,438
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                   271,352         7,687,962
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     146,070        13,108,966
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                        189,800        12,562,256
--------------------------------------------------------------------------------
UCB SA                                                 69,562         4,078,095
                                                                 ---------------
                                                                     39,257,717
--------------------------------------------------------------------------------
INDUSTRIALS--14.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Qinetiq plc                                           974,400         3,096,100
--------------------------------------------------------------------------------
Safran SA                                             373,457         8,148,066
                                                                 ---------------
                                                                     11,244,166
--------------------------------------------------------------------------------
AIRLINES--1.7%
Deutsche Lufthansa AG                                 684,286        13,544,576
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Bacou-Dalloz SA                                        49,080         5,920,033
--------------------------------------------------------------------------------
Quebecor World, Inc.                                  945,049        10,533,795
                                                                 ---------------
                                                                     16,453,828
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--4.2%
Continental Engineering Corp.                       3,640,020         1,925,322
--------------------------------------------------------------------------------
Okumura Corp.                                       1,358,000         7,438,085
--------------------------------------------------------------------------------
Technical Olympic SA                                2,473,200         9,885,829
--------------------------------------------------------------------------------
Vinci SA                                              128,650        13,927,263
                                                                 ---------------
                                                                     33,176,499
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.5%
Eneserve Corp.                                      1,007,691         6,343,402
--------------------------------------------------------------------------------
RHJ International Ltd. 1                              279,685         5,274,439
                                                                 ---------------
                                                                     11,617,841
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Alarko Holding AS                                   1,217,000         3,207,223
--------------------------------------------------------------------------------
MARINE--3.0%
Attica Holdings SA                                  1,720,283         7,934,173
--------------------------------------------------------------------------------
Orient Overseas International Ltd.                  3,875,000        15,725,750
                                                                 ---------------
                                                                     23,659,923
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
Nokia Oyj                                             565,600        11,847,492
--------------------------------------------------------------------------------
SunCorp Technologies Ltd. 1                        15,680,000         1,612,909
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares           1,862,000         6,219,171
                                                                 ---------------
                                                                     19,679,572


              3 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2006/UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.0%
Japan Digital Laboratory Co. Ltd.                   1,053,400    $   15,631,184
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
Epcos AG 1                                            442,956         6,157,290
--------------------------------------------------------------------------------
Nichicon Corp.                                        552,700         7,057,347
--------------------------------------------------------------------------------
Tohoku Pioneer Corp.                                  410,300         6,413,395
                                                                 ---------------
                                                                     19,628,032
--------------------------------------------------------------------------------
IT SERVICES--0.4%
Computacenter plc                                     659,413         3,292,671
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.3%
Canon, Inc.                                           202,330        10,015,725
--------------------------------------------------------------------------------
MATERIALS--3.7%
--------------------------------------------------------------------------------
CHEMICALS--1.5%
Arkema 1                                              105,664         4,119,346
--------------------------------------------------------------------------------
GEA Group AG                                          165,619         2,713,813
--------------------------------------------------------------------------------
Wacker Chemie AG 1                                     39,356         4,744,098
                                                                 ---------------
                                                                     11,577,257
--------------------------------------------------------------------------------
METALS & MINING--1.7%
Arcelor                                               157,040         8,188,493
--------------------------------------------------------------------------------
Hindalco Industries Ltd.                            1,522,400         5,631,915
                                                                 ---------------
                                                                     13,820,408
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
PaperlinX Ltd.                                      1,426,800         3,747,398
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
Cable & Wireless plc 3                              3,353,994         7,838,971
--------------------------------------------------------------------------------
France Telecom SA                                     364,590         7,739,743
--------------------------------------------------------------------------------
Telecom Italia SpA                                  1,575,400         3,875,175
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                 5,400,100         6,541,707
                                                                 ---------------
                                                                     25,995,596
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
KDDI Corp.                                              2,066        13,574,511
--------------------------------------------------------------------------------
Vodafone Group plc                                  3,620,202         7,840,784
                                                                 ---------------
                                                                     21,415,295
--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric Power Co. (The)                       95,800         5,679,697
                                                                 ---------------
Total Common Stocks (Cost $688,724,147)                             776,825,069

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
--------------------------------------------------------------------------------
Undivided interest of 1.06% in joint
repurchase agreement (Principal Amount/
Value $1,235,729,000, with a maturity value
of $1,235,908,181) with UBS Warburg LLC,
5.22%, dated 8/31/06, to be repurchased at
$13,159,908 on 9/1/06, collateralized by
Federal National Mortgage Assn., 6%-7%,
3/1/36-8/1/36, with a value of
$1,262,388,232 (Cost $13,158,000)                $ 13,158,000        13,158,000


              4 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2006/UNAUDITED
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $701,882,147)         100.7%   $  789,983,069
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.7)       (5,868,060)

                                                 -------------------------------
NET ASSETS                                              100.0%   $  784,115,009
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES           GROSS          GROSS            SHARES
                                 NOVEMBER 30, 2005       ADDITIONS     REDUCTIONS   AUGUST 31, 2006
----------------------------------------------------------------------------------------------------
Aksa Akrilik Kimya  Sanayii AS             460,670       1,192,859          9,780         1,643,749

Coreana Cosmetics Co. Ltd.               1,196,984       2,293,044         29,227         3,460,801

First Juken Co. Ltd.                            --         983,600         10,900           972,700

                                                                         DIVIDEND          REALIZED
                                                             VALUE         INCOME              LOSS
----------------------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                        $  14,589,156   $         --   $        10,505

Coreana Cosmetics Co. Ltd.                               6,603,571         30,700            16,325

First Juken Co. Ltd.                                    10,357,128         47,150            13,426
                                                     -----------------------------------------------

                                                     $  31,549,855   $     77,850   $        40,256
                                                     ===============================================

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE         PERCENT
--------------------------------------------------------------------------------
Japan                                            $   158,690,663          20.1%
United Kingdom                                       112,156,922          14.2
France                                               105,208,797          13.3
Germany                                               64,562,149           8.2
Italy                                                 45,112,784           5.7
The Netherlands                                       36,106,102           4.6
Switzerland                                           35,000,142           4.4
Greece                                                34,361,415           4.4
Ireland                                               24,306,692           3.1
Turkey                                                19,285,554           2.4
Hong Kong                                             19,159,097           2.4
Norway                                                18,214,715           2.3
Sweden                                                14,449,278           1.8
Belgium                                               14,391,273           1.8
Korea, Republic of South                              13,764,505           1.7
United States                                         13,158,000           1.7
Canada                                                12,276,887           1.6
Finland                                               11,847,492           1.5
Luxembourg                                             8,188,493           1.0
Mexico                                                 6,541,707           0.8
India                                                  5,631,915           0.7
Bermuda                                                5,390,727           0.7


              5 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2006/UNAUDITED
--------------------------------------------------------------------------------

Denmark                                                4,093,432           0.5
Australia                                              3,747,398           0.5
Spain                                                  2,411,608           0.3
Taiwan                                                 1,925,322           0.3

                                                 -------------------------------
Total                                            $   789,983,069         100.0%

                                                 ===============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   704,295,651
                                              ===============

Gross unrealized appreciation                 $   123,619,289
Gross unrealized depreciation                     (37,931,871)
                                              ---------------
Net unrealized appreciation                   $    85,687,418
                                              ===============

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.


              6 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  AUGUST 31, 2006/UNAUDITED
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of August 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                 EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                                  DATES            (000S)         AUGUST 31, 2006   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL

British Pound Sterling (GBP)                         9/5/06               665   GBP   $     1,267,064   $         --   $        650
Euro (EUR)                                          9/27/06            41,400   EUR        53,128,365             --      2,066,936
Japanese Yen (JPY)                                  9/27/06         2,385,000   JPY        20,391,724        292,125             --
                                                                                                        ----------------------------
Total unrealized appreciation and depreciation                                                          $    292,125   $  2,067,586
                                                                                                        ============================


              7 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006


By:   /S/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/16/2006